Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income taxes	R$ 1,759,316	R$ 1,488,027	R$ 1,774,691
Expenses (revenues) not affecting cash:
Depreciation and amortization	1,130,690	768,593	376,335
Total losses	984,487	664,268	288,309
Accrual of provision for contingencies	37,276	25,938	6,409
Share based long term incentive plan (LTIP)	127,391	370,629	122,870
Reversal of taxes and contributions	0	(4,638)	(84,294)
Loss on disposal of property, equipment, intangible and investment assets	270,901	28,393	19,465
Derivative Financial Instruments, net	22,289	5,952	0
Interest accrued	592,146	230,555	17,222
Other (income) cost, net	6,355	103,667	(18,185)
Changes in operating assets and liabilities
Accounts receivable	(17,853,689)	(9,303,060)	(5,586,919)
Financial investments (mandatory guarantee)	(157,419)	(84,534)	43,229
Inventories	36,257	(132,398)	31,602
Taxes recoverable	154,273	(36,565)	(206,221)
Other receivables	26,050	(62,084)	(78,744)
Deferred revenue	(36,338)	(33,689)	145,005
Other liabilities	68,266	(17,312)	67,669
Payables to third parties	4,847,629	2,940,739	4,173,264
Trade payables	(133,846)	243,585	72,328
Receivables from related parties	9,787	471,585	38,250
Deposits	9,006,018	2,276,041	758,003
Salaries and social charges	33,054	(8,091)	7,605
Taxes and contributions	25,829	(11,499)	(34,438)
Provision for contingencies	(24,234)	(17,763)	(1,127)
Total adjustments to reconcile profit (loss)	932,488	(93,661)	1,932,328
Income tax and social contribution paid	(89,899)	(76,782)	(46,384)
Interest income received, net	2,706,375	1,068,450	266,719
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,548,964	898,007	2,152,663
CASH FLOWS FROM INVESTING ACTIVITIES
Amount paid on acquisitions, net of cash acquired	0	(43,367)	(345,602)
Purchases of property and equipment	(1,096,059)	(972,274)	(1,522,769)
Purchases and development of intangible assets	(1,040,337)	(779,555)	(523,785)
Redemption (Acquisition) of financial investments	(48,134)	324,247	530,667
NET CASH USED IN INVESTING ACTIVITIES	(2,184,530)	(1,470,949)	(1,861,489)
CASH FLOWS FROM FINANCING ACTIVITIES
Additions	250,000	1,012,086	0
Payment of borrowings	(1,213,144)	0	0
Payment of borrowings Interest	56,931	0	0
Acquisition of treasury shares	(291,445)	(257,992)	(44,774)
Payment of leases	(18,179)	(15,148)	0
Capital increase by non-controlling shareholders	0	(11,708)	(10,289)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	(1,329,699)	727,238	(55,064)
INCREASE IN CASH AND CASH EQUIVALENTS	34,735	154,297	236,110
Cash and cash equivalents at the beginning of the year	1,794,362	1,640,065	1,403,955
Cash and cash equivalents at the end of the year	R$ 1,829,097	R$ 1,794,362	R$ 1,640,065